Shareholder Report, Average Annual Return (Details) 190991_Buffalo High Yield Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	81 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo High Yield Fund Institutional Class
Average Annual Return, Percent	4.70%	4.90%	5.90%
Bloomberg U.S. Universal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	4.64%	0.65%	1.50%
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	6.98%	4.25%	4.75%